UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:



	Steven N. Palmer			Kansas City, MO		November 11, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	115,663

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     3016   137109 SH       SOLE
137109
AOL Time Warner Inc            COM              00184A105     2179   186275 SH       SOLE
186275
Abbott Laboratories            COM              002824100      265     6570 SH       SOLE                     6570
Agilent Technologies           COM              00846U101      475    36389 SH       SOLE                    36389
American Express               COM              025816109      302     9687 SH       SOLE                     9687
Amgen Inc                      COM              031162100     7387   177150 SH       SOLE                   177150
Automatic Data Proc            COM              053015103     5086   146287 SH       SOLE                   146287
BP PLC ADR                     COM              055622104     3230    80956 SH       SOLE                    80956
BankAmerica Corp               COM              06605F102     8518   133514 SH       SOLE                   133514
Berkshire Hath/B               COM              084670207      357      145 SH       SOLE                      145
Bristol-Myers Squibb           COM              110122108     1008    42346 SH       SOLE                    42346
Cablevision NY Grp             COM              12686C109      348    38450 SH       SOLE                    38450
Cerner Corp                    COM              156782104     5589   158743 SH       SOLE                   158743
ChevronTexaco Corp             COM              166764100      539     7778 SH       SOLE                     7778
Chiron Corp                    COM              170040109      604    17278 SH       SOLE                    17278
Cisco Systems                  COM              17275R102     4684   446904 SH       SOLE                   446904
Citigroup Inc                  COM              172967101     6968   234999 SH       SOLE                   234999
Coca Cola                      COM              191216100     1479    30831 SH       SOLE                    30831
Commerce Bancshares            COM              200525103      814    20840 SH       SOLE                    20840
ConAgra Inc                    COM              205887102      246     9915 SH       SOLE                     9915
Disney, Walt Co                COM              254687106     3005   198453 SH       SOLE                   198453
DuPont(EI) DeNemours           COM              263534109     1007    27916 SH       SOLE                    27916
Electronic Data Sys            COM              285661104      318    22733 SH       SOLE                    22733
Expeditors Intl Wash           COM              302130109      260     9300 SH       SOLE                     9300
Exxon Mobil                    COM              30231G102     1100    34469 SH       SOLE                    34469
General Electric               COM              369604103     8279   335861 SH       SOLE                   335861
Genzyme Corp                   COM              372917104      460    22300 SH       SOLE                    22300
Int'l Business Mach            COM              459200101      359     6148 SH       SOLE                     6148
Intel                          COM              458140100     2659   191452 SH       SOLE                   191452
Jack Henry                     COM              426281101     6664   536093 SH       SOLE                   536093
Johnson & Johnson              COM              478160104     7168   132552 SH       SOLE                   132552
Merck & Co                     COM              589331107     4415    96596 SH       SOLE                    96596
Microsoft Corp                 COM              594918104     6711   153421 SH       SOLE                   153421
Motorola, Inc                  COM              620076109      578    56750 SH       SOLE                    56750
Nextel Comm                    COM              65332V103     2396   317294 SH       SOLE                   317294
Novamed Eyecare                COM              66986W108      139   110000 SH       SOLE                   110000
Paychex Inc                    COM              704326107     1955    80564 SH       SOLE                    80564
Pfizer Inc                     COM              717081103     2288    78842 SH       SOLE                    78842
Philip Morris                  COM              718154107      747    19261 SH       SOLE                    19261
Procter & Gamble               COM              742718109     1830    20477 SH       SOLE                    20477
Royal Dutch Petro              COM              780257804     2886    71841 SH       SOLE                    71841
Schlumberger Ltd               COM              806857108     2365    61483 SH       SOLE                    61483
Student Loan Corp              COM              863902102     3257    36000 SH       SOLE                    36000
Sun Microsystems Inc           COM              866810104       52    19905 SH       SOLE                    19905
Travelers Ppty Cas Cl B        COM              894206406      278    20560 SH       SOLE                    20560
Wal-Mart Stores                COM              931142103      448     9096 SH       SOLE                     9096
Wyeth                          COM              983024100      729    22923 SH       SOLE                    22923
Fid Mid-Cap Stk                MUT              316128404      216 14315.000SH       SOLE                14315.000